Financial instruments-Risk management and fair value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 202,056	$ 199,670
Loans and borrowings	1,444,303	1,425,633
Financial Assets at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments	201,061	199,082
Financial Liabilities at Fair Value, Class [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	$ 1,559,435	$ 1,549,934